Shareholder Fees {- Fidelity Simplicity RMD 2025 Fund}	Aug. 03, 2022 USD ($)
07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-13 | Fidelity Simplicity RMD 2025 Fund
Shareholder Fees:
(fees paid directly from your investment)	none